Document and Entity Information	0 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 01, 2013
Registrant Name	Premier Multi-Series VIT
Central Index Key	0001551431
Amendment Flag	false
Document Creation Date	Apr. 30, 2013
Document Effective Date	May 01, 2013
Prospectus Date	May 01, 2013